Commitments, Contingent Liabilities and Other (Details Textuals) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended					12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Sony Ericsson [Member] Guarantee of Indebtedness of Others [Member] EUR (€)	Mar. 31, 2011 Pictures [Member] JPY (¥)	Mar. 31, 2011 Music [Member] JPY (¥)	Mar. 31, 2011 Music [Member] USD ($)	Mar. 31, 2011 Sony Ericsson [Member] JPY (¥)	Mar. 31, 2011 Sony Ericsson [Member] EUR (€)	Mar. 31, 2011 GSN [Member] USD ($)	Apr. 01, 2014 GSN [Member]	Apr. 01, 2013 GSN [Member]	Apr. 01, 2012 GSN [Member]
Commitments, Contingent Liabilities and Other (Textuals) [Abstract]
Unused portion of line of credit extended under contracts	¥ 18,408
Purchase commitments and other outstanding	350,015
Commitments outstanding for purchase of property, plant and equipment	103,465
Mainly time of periods of agreements			5 years	5 years
Subsidiaries committed to make payments contracts			111,112	38,354
Contingent liabilities including guarantees				103,613
Guarantor obligations, current carrying value					303	26,516	225
Obligation of third party investor collateralized					50.00%
Fair value of collateral exceeded					303
Guarantor obligations, maximum exposure, undiscounted		225
Expiration period of guarantee	March 2012
Additional interest from conversion of option								18.00%
Put right exercisable starting on									2014-04-01	2013-04-01	2012-04-01
Term of put right, exercisable								60 days
Put exercise price, minimum								234
Put exercise price, maximum								$ 288